ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 83.2%
FINANCIAL INSTITUTIONS 21.0%
Banking 7.3%
Bank of America Capital Trust, 5.625%, 3/8/35	1,347	1,297
Banknorth Capital Trust, 10.52%, 5/1/27	305	323
Barclays Bank, 5.926%, 12/31/49 (Tender 12/15/16) (1)	480	490
BB&T Capital Trust, 6.75%, 6/7/36	710	795
Colonial Bank, 9.375%, 6/1/11	375	427
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	800	852
HSBC Bank USA, 4.625%, 4/1/14	1,040	1,005
Independence Community Bank, 3.75%, 4/1/14	205	198
JPMorgan Chase, 5.60%, 6/1/11	4,555	4,664
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	230	252
KeyBank, 5.80%, 7/1/14	530	547
Mizuho Capital Markets, 6.686%, 12/31/49 (1)	560	571
MUFG Capital Finance, 6.346%, 7/25/49	650	667
Sovereign Capital Trust VI, 7.908%, 6/13/36	650	748
Sumitomo Mitsui Banking, 5.625%, 7/29/49
(Tender 10/15/15) (1)	1,675	1,639
Suncorp-Metway, 4.625%, 6/15/13 (1)	420	405
Webster Capital Trust II, Series B, 10.00%, 4/1/27	485	510
		15,390
Brokerage 3.1%
Goldman Sachs Capital I, 6.345%, 2/15/34	2,433	2,487
Jefferies Group, 6.25%, 1/15/36	1,150	1,141
Legg Mason, 6.75%, 7/2/08	880	899
Lehman Brothers, 5.75%, 1/3/17	665	681
Merrill Lynch, 6.05%, 5/16/16	1,000	1,041
Morgan Stanley, 6.25%, 8/9/26 (2)	205	218
		6,467
Finance Companies 4.4%
American Express, 5.50%, 9/12/16	700	714
Capital One Financial, 6.15%, 9/1/16	1,200	1,240
CIT Group, 6.00%, 4/1/36	350	354
Countrywide Financial, 6.25%, 5/15/16 (2)	705	721
GATX, 5.50%, 2/15/12	500	503
General Motors Acceptance Corp., 5.625%, 5/15/09	1,100	1,086
General Motors Acceptance Corp., VR, 6.31%, 7/16/07 (2)	2,630	2,632
Residential Capital, 6.125%, 11/21/08	780	783
Residential Capital, VR, 7.19%, 4/17/09 (1)	650	651
SLM Corporation, 5.625%, 8/1/33 (2)	615	600
		9,284
Insurance 3.4%
AGFC Capital Trust I, 6.00%, 1/15/67 (1)	300	305
Fund American Companies, 5.875%, 5/15/13	375	380
Genworth Financial, 6.15%, 11/15/66	600	602
Mangrove Bay Trust, 6.102%, 7/15/33 (1)	1,200	1,183
Marsh & McLennan, 5.375%, 7/15/14	930	914
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	330	328
NLV Financial, 7.50%, 8/15/33 (1)	440	494
Ohio National Financial Services, 6.35%, 4/1/13 (1)	195	202
Principal Financial Group, 6.05%, 10/15/36	280	292
Principal Mutual Life Insurance, 8.00%, 3/1/44 (1)	405	449
RLI Corporation, 5.95%, 1/15/14	470	463
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	175	198
Torchmark, 6.375%, 6/15/16	500	528
WellPoint, 4.25%, 12/15/09	550	538
WellPoint, 5.00%, 1/15/11	365	364
		7,240
Real Estate Investment Trusts 2.8%
AMB Property, 5.90%, 8/15/13	500	511
Archstone Smith Operating Trust, 5.625%, 8/15/14	215	218
Avalonbay Communities, 4.95%, 3/15/13	885	869
Camden Property Trust, 4.375%, 1/15/10 (2)	1,330	1,303
Developers Diversified Realty, 3.875%, 1/30/09	325	316
Federal Realty Investment Trust, 6.00%, 7/15/12	455	468
Kimco Realty, 4.904%, 2/18/15	885	854
Reckson Operating Partnership, 6.00%, 3/31/16	700	693
Simon Property Group, 5.75%, 12/1/15	590	606
		5,838
Total Financial Institutions		44,219
INDUSTRIAL 48.7%
Basic Industry 2.6%
Barrick Gold Finance, 4.875%, 11/15/14	425	412
Boise Cascade, 7.125%, 10/15/14	435	429
Celulosa Arauco y Constitucion, 5.125%, 7/9/13 (2)	478	463
Lubrizol, 4.625%, 10/1/09	885	874
Newmont Mining, 5.875%, 4/1/35	420	403
Placer Dome, 6.45%, 10/15/35	350	367
Vale Overseas, 6.875%, 11/21/36	660	697
Weyerhaeuser, 7.375%, 3/15/32 (2)	1,285	1,405
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	500	502
		5,552
Capital Goods 2.4%
Boeing, 8.75%, 8/15/21	760	1,008
CRH America, 6.40%, 10/15/33	880	902
Lafarge, 6.15%, 7/15/11	445	460
Northrop Grumman, 7.125%, 2/15/11	705	756
Northrop Grumman, 7.75%, 3/1/16 (2)	435	508
Oakmont Asset Trust, 4.514%, 12/22/08 (1)	295	290
Owens Corning, 6.50%, 12/1/16 (1)	400	412
Sealed Air, 5.375%, 4/15/08 (1)	440	439
Waste Management, 7.375%, 5/15/29	220	251
		5,026
Communications 17.6%
America Movil, 6.375%, 3/1/35	1,282	1,287
American Tower, 7.125%, 10/15/12	465	479
AT&T, 5.625%, 6/15/16	820	830
AT&T, 6.45%, 6/15/34	790	834
AT&T, STEP, 7.30%, 11/15/11	690	752
AT&T Broadband, 8.375%, 3/15/13 (3)	2,385	2,757
AT&T Wireless, 7.875%, 3/1/11	1,710	1,881
AT&T Wireless, 8.125%, 5/1/12	85	96
Comcast, 4.95%, 6/15/16	3,760	3,629
Comcast, 5.875%, 2/15/18	610	622
Cox Communications, 7.125%, 10/1/12	890	967
Cox Communications, 7.75%, 11/1/10	1,250	1,356
Echostar DBS, 5.75%, 10/1/08	220	220
France Telecom, STEP, 7.75%, 3/1/11	1,735	1,899
Idearc, 8.00%, 11/15/16 (1)	230	239
News America, 6.15%, 3/1/37 (1)	1,215	1,222
News America, 6.20%, 12/15/34	2,210	2,231
Rogers Wireless, 6.375%, 3/1/14	1,000	1,030
Shaw Communications, 7.40%, 10/17/07 (CAD)	615	535
Sprint Capital, 6.875%, 11/15/28	355	368
Sprint Capital, 8.375%, 3/15/12	1,730	1,941
Telecom Italia Capital, 5.25%, 11/15/13	2,505	2,442
Telefonica Emisiones, 6.421%, 6/20/16	995	1,045
Telefonos de Mexico, 4.75%, 1/27/10	1,770	1,749
Time Warner Entertainment, 7.25%, 9/1/08	1,445	1,485
Time Warner Entertainment, 8.375%, 3/15/23	2,045	2,496
Verizon Global Funding, 7.75%, 12/1/30	880	1,052
Videotron, 6.875%, 1/15/14	175	177
Vodafone, 5.625%, 2/27/17	810	810
Windstream, 8.625%, 8/1/16	420	460
		36,891
Consumer Cyclical 9.0%
Centex, 5.45%, 8/15/12	885	883
Costco Wholesale, 5.30%, 3/15/12	220	223
D.R. Horton, 6.50%, 4/15/16	605	625
DaimlerChrysler, VR, 5.81%, 8/3/09	815	818
Ford Motor Credit, VR, 6.93%, 1/15/10	1,475	1,469
Ford Motor Credit, 7.375%, 10/28/09	1,600	1,615
Harrah's Operating, 5.50%, 7/1/10	2,060	2,029
Home Depot, 5.40%, 3/1/16	1,240	1,221
J.C. Penney, 7.375%, 8/15/08	1,090	1,122
J.C. Penney, 9.00%, 8/1/12 (2)	765	889
Lennar, 5.60%, 5/31/15	450	443
Lennar, 5.95%, 10/17/11 (2)	285	291
MDC Holdings, 5.375%, 12/15/14 (2)	885	844
NVR, 5.00%, 6/15/10	225	221
Pulte Homes, 5.20%, 2/15/15 (2)	785	758
Royal Caribbean Cruises, 7.00%, 6/15/13 (2)	900	936
Ryland Group, 5.375%, 1/15/15 (2)	235	224
Speedway Motorsports, 6.75%, 6/1/13	435	438
Time Warner, 5.50%, 11/15/11	1,010	1,022
YUM! Brands, 7.65%, 5/15/08	385	395
Viacom, 6.25%, 4/30/16	2,020	2,066
Wal-Mart Stores, 5.25%, 9/1/35	435	409
		18,941
Consumer Non-Cyclical 5.6%
Cardinal Health, VR, 5.63%, 10/2/09 (1)	730	731
Cott Beverages, 8.00%, 12/15/11	175	180
Diageo Capital, 5.125%, 1/30/12	630	629
Fortune Brands, 5.125%, 1/15/11	1,000	994
Genentech, 4.75%, 7/15/15	600	581
Highmark, 6.80%, 8/15/13 (1)	880	922
Hospira, 4.95%, 6/15/09	1,180	1,167
Kroger, 8.05%, 2/1/10	1,340	1,442
Medtronic, 4.75%, 9/15/15	885	837
Panamerican Beverages, 7.25%, 7/1/09	435	451
PepsiAmericas, 4.875%, 1/15/15	775	748
Reynolds American, 6.50%, 7/15/10	665	675
Sysco, 5.375%, 9/21/35 (2)	1,435	1,392
Teva Pharmaceutical Finance, 5.55%, 2/1/16	1,010	1,003
		11,752
Energy 8.0%
Amerada Hess, 7.875%, 10/1/29	1,678	2,011
Canadian Natural Resources, 6.45%, 6/30/33	1,060	1,095
Chesapeake Energy, 6.50%, 8/15/17	715	704
Devon Financing, 6.875%, 9/30/11	440	470
Devon Financing, 7.875%, 9/30/31	1,895	2,307
Diamond Offshore Drilling, 5.15%, 9/1/14	880	857
Encana, 4.60%, 8/15/09	1,045	1,032
Encana, 6.50%, 8/15/34	665	708
Halliburton, 5.50%, 10/15/10	880	891
Newfield Exploration, 6.625%, 9/1/14	435	433
Petro-Canada, 5.95%, 5/15/35	1,245	1,224
PF Export Receivables Master Trust, 6.436%, 6/1/15 (1)	130	133
Ras Laffan Lending, 5.832%, 9/30/16 (1)	500	509
Sunoco, 4.875%, 10/15/14	390	371
Sunoco, 5.75%, 1/15/17	600	596
Valero Energy, 3.50%, 4/1/09	1,145	1,108
Valero Energy, 4.75%, 4/1/14	880	837
XTO Energy, 5.65%, 4/1/16	825	831
YPF Sociedad Anonima, 10.00%, 11/2/28	550	644
		16,761
Industrial Other 0.1%
Leucadia National, 7.00%, 8/15/13	175	176
Mobile Mini, 9.50%, 7/1/13	114	122
		298
Technology 1.3%
Cisco Systems, 5.25%, 2/22/11	825	832
Motorola, 7.50%, 5/15/25 (2)	735	833
Oracle, 5.00%, 1/15/11	985	984
		2,649
Transportation 2.1%
Canadian National Railway, 6.25%, 8/1/34	1,085	1,157
CSX, 6.00%, 10/1/36 (2)	1,315	1,334
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	875	872
Norfolk Southern, 5.59%, 5/17/25	423	412
Norfolk Southern, 7.25%, 2/15/31	457	539
		4,314
Total Industrial		102,184
UTILITY 13.5%
Electric 8.6%
AES, 7.75%, 3/1/14	435	457
Appalachian Power, 6.375%, 4/1/36	500	533
Black Hills, 6.50%, 5/15/13	1,285	1,300
Centerpoint Energy, 7.25%, 9/1/10	880	935
Consumers Energy, 5.80%, 9/15/35	1,000	964
El Paso Electric, 6.00%, 5/15/35	600	586
Entergy Louisiana, 5.83%, 11/1/10	540	539
Exelon Generation, 5.35%, 1/15/14	440	435
FirstEnergy, 6.45%, 11/15/11	1,470	1,548
Florida Power & Light, 6.20%, 6/1/36	245	268
MidAmerican Energy, 6.125%, 4/1/36	650	672
Monongahela Power, 5.70%, 3/15/17 (1)	540	545
Nevada Power, 5.875%, 1/15/15	665	675
NRG Energy, 7.25%, 2/1/14	150	153
NRG Energy, 7.375%, 2/1/16	290	296
Pacific Gas & Electric, 4.80%, 3/1/14	595	581
Pacific Gas & Electric, 6.05%, 3/1/34	645	668
Progress Energy, 5.625%, 1/15/16	1,450	1,481
Public Service Electric & Gas, 5.70%, 12/1/36	810	814
Public Service of New Mexico, 4.40%, 9/15/08	435	430
Southern California Edison, 4.65%, 4/1/15	745	719
TXU Energy, 6.125%, 3/15/08	670	672
Virginia Electric & Power, 4.50%, 12/15/10	435	426
Virginia Electric & Power, 6.00%, 1/15/36	1,000	1,037
Westar Energy, 5.10%, 7/15/20	880	842
Xcel Energy, 7.00%, 12/1/10	435	463
		18,039
Natural Gas 4.9%
Atmos Energy, 5.95%, 10/15/34	565	550
Boardwalk Pipelines, 5.50%, 2/1/17	570	562
Duke Capital, 6.25%, 2/15/13	1,145	1,178
Duke Capital, 6.75%, 7/15/18	1,015	1,066
El Paso Natural Gas, 7.625%, 8/1/10	220	229
Enterprise Products Operations, 4.95%, 6/1/10	495	492
Enterprise Products Operations, 5.60%, 10/15/14	1,775	1,785
Kinder Morgan Finance, 5.70%, 1/5/16	2,000	1,912
Panhandle Eastern Pipeline, 4.80%, 8/15/08	205	204
Piedmont Natural Gas, 6.00%, 12/19/33	175	177
San Diego Gas & Electric, 5.35%, 5/15/35	885	867
Sempra Energy, VR, 5.83%, 5/21/08	860	860
Southern Natural Gas, 8.875%, 3/15/10	435	455
		10,337
Total Utility		28,376

Total Corporate Bonds (Cost $173,236)		174,779

ASSET-BACKED SECURITIES 0.2%
Car Loan 0.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	300	304
Total Asset-Backed Securities (Cost $300)		304

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%
Commercial Mortgage Backed Securities 1.9%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	550	539
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	518	516
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	300	315
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	885	868
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	750	760
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	940	932
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,968)		3,930

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.2%
U.S. Treasury Obligations 0.2%
U.S. Treasury Bonds, 5.375%, 2/15/31	375	409
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $391)		409

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 6.9%
Owned No Guarantee 2.0%
Gaz Capital SA, 8.625%, 4/28/34	1,150	1,472
Pemex Project Funding Master Trust, 6.625%, 6/15/35	885	917
Pemex Project Funding Master Trust, 7.75%, 9/28/49	880	915
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (1)	880	904
Total Owned No Guarantee		4,208
Sovereign 4.9%
Federal Republic of Brazil, 8.00%, 1/15/18	276	309
Republic of South Africa, 6.50%, 6/2/14	1,110	1,177
Republic of Turkey, 7.375%, 2/5/25	575	587
United Mexican States, 5.625%, 1/15/17	5,980	6,007
United Mexican States, 7.50%, 4/8/33	880	1,046
United Mexican States, 8.125%, 12/30/19 (2)	880	1,074
Total Sovereign		10,200

Total Foreign Government Obligations & Municipalities (Cost $13,906)		14,408
CONVERTIBLE BONDS 0.1%
Real Estate Investment Trusts 0.1%
ERP Operating Limited Partnership, 3.85%, 8/15/26
(Tender 8/18/11) (2)	212	220
Total Convertible Bonds (Cost $210)		220

COMMON STOCKS 1.7%
FINANCIAL INSTITUTIONS 0.6%
Banking 0.5%
Citigroup	4	179
Citizens Banking	4	101
JPMorgan Chase	9	439
U.S. Bancorp	10	357
		1,076
Real Estate Investment Trusts 0.1%
Weingarten Realty Investors, REIT (2)	5	230
		230
Total Financial Institutions		1,306
INDUSTRIAL 0.7%
Basic Industry 0.3%
DuPont	4	194
International Paper	5	195
MeadWestvaco	6	189
		578
Consumer Non-Cyclical 0.2%
Pfizer	18	437
UST	2	103
		540
Energy 0.2%
Chevron	5	366
		366
Total Industrial		1,484
UTILITY 0.4%
Electric 0.3%
Black Hills (4)	11	356
Duke Energy	14	280
		636
Natural Gas 0.1%
Williams Companies	4	108
		108
Total Utility		744

Total Common Stocks (Cost $3,035)		3,534
PREFERRED STOCKS 0.1%
Real Estate Investment Trusts 0.1%
Roslyn Real Estate Asset	-	301
Total Preferred Stocks (Cost $307)		301
CONVERTIBLE PREFERRED STOCKS 0.2%
Insurance 0.2%
Fortis Insurance (1)	-	483
Total Convertible Preferred Stocks (Cost $350)		483
BOND MUTUAL FUNDS 2.4%
T. Rowe Price Institutional High Yield Fund, 7.09% (5)(6)	485	5,027
Total Bond Mutual Funds (Cost $5,060)		5,027
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Reserve Investment Fund, 5.37% (6)(7)	4,419	4,419
Total Short-Term Investments (Cost $4,419)		4,419
SECURITIES LENDING COLLATERAL 5.5%
Money Market Trust 5.5%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (7)	11,516	11,516
Total Securites Lending Collateral (Cost $11,516)		11,516
Total Investments in Securities
104.5% of Net Assets (Cost $216,698)		$219,330

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$15,970 and represents 7.6% of net assets.
(2)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(4)	Non-income producing
(5)	SEC Yield
(6)	Affiliated company - see Note 4
(7)	Seven-day yield
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps 0.0%

Barclays Capital, Protection Sold (Relevant Credit: Vale Overseas
Ltd, 8.25%, 1/17/34), Receive 1.07%, Pay upon credit default,
2/20/17	2,000	13

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.41%, Pay upon
credit default, 3/20/12	500	(5)

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.70%, Pay upon
credit default, 3/20/12	300	-

JPMorgan, Protection Sold (Relevant Credit: Bunge Ltd, 4.375%,
12/15/08), Receive 0.52%, Pay upon credit default 3/20/12	1,500	4

Total Swaps (Cost $-)		12

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 40 U.S. Treasury ten year contracts,
$35 par of 8.375% AT&T Broadband
bonds pledged as initial margin	6/07	$4,344	$24
Net payments (receipts) of variation
margin to date			(34)
Variation margin receivable (payable)
on open futures contracts			$(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $10,892,000; aggregate collateral consisted of $11,516,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $216,698,000. Net unrealized gain aggregated $2,668,000 at period-end, of which $8,565,000 related to appreciated investments and $5,897,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $114,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $4,419,000 and $1,166,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2007, purchases and sales of the High Yield Fund were $317,000 and $0, respectively. Investment income during the period was $325,000. At February 28, 2007, and May 31, 2006, the value of shares of High Yield Fund held were $5,027,000 and $4,603,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007